FINANCIAL INSTRUMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Financial Instruments [Abstract]
Schedule of information about the financial instruments and their classifications [Table Text Block]
Fair value measurements at June 30, 2023 using:
	Level 1	Level 2	Level 3	Total
Financial assets:
Investments (Note 7)	$-	$-	$200	$200

Financial liabilities:
Contingent purchase consideration from asset acquisitions and business combinations (Note 8)	$-	$2,354	$-	$2,354

Fair value measurements at December 31, 2022 using:
	Level 1	Level 2	Level 3	Total
Financial assets:
Investments (Note 7)	$-	$-	$734	$734

Financial liabilities:
Contingent purchase consideration from business combinations (Note 8)	$-	$3,547	$-	$3,547

Fair value measurements at December 31, 2022 using:
Thousands of United States Dollars	Level 1	Level 2	Level 3	Total
Financial assets:
Investments (Note 8)	$-	$-	$764	$764

Financial liabilities:
Contingent purchase consideration from business combinations (Note 9)	$-	$2,645	$-	$2,645

Fair value measurements at December 31, 2021 using:
Thousands of United States Dollars	Level 1	Level 2	Level 3	Total
Financial assets:
Investments (Note 8)	$-	$-	$2,670	$2,670

Schedule of assets and liabilities denominated in foreign currencies [Table Text Block]
December 31, 2022	CAD	COP	GBP	EUR	CHF
Thousands of foreign currencies
Cash	1,691	2,961,487	64	1	-
Amounts receivable	2,964	15,127,223	61	-	-
Loans receivable	-	-	-	-	250
Trade payables	(9,333)	(2,975,794)	(56)	(161)	-
Accrued liabilities	(522)	(1,173,118)	(22)	-	-
Lease liability	(153)	(1,809,970)	(17)	-	-
Long term debt	(1,446)	-	-	-	-
Net carrying value	(6,799)	12,129,828	30	(160)	250

As at December 31, 2021, the Company had the following monetary assets and liabilities denominated in foreign currencies:

December 31, 2021	CAD	COP	EUR	CHF
Thousands of foreign currencies
Cash	1,393	4,451,775	896	-
Amounts receivable	72	15,775,755	-	-
Loans receivable	-	-	-	250
Trade payables	(40)	(5,398,068)	-	-
Accrued liabilities	(589)	(2,120,869)	-	-
Lease liability	-	(1,690,797)	-	-
Long term debt	-	(72,963)	-	-
Net carrying value	836	10,944,833	896	250